Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet
December 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$9	$—	$8,310	$1,143	$—	$9,462
Other current assets	1,378,573	—	333,385	46,215	(1,412,269)	345,904
Total current assets	1,378,582	—	341,695	47,358	(1,412,269)	355,366
Fixed Assets, at cost	—	—	1,823,556	75,502	—	1,899,058
Less: Accumulated depreciation	—	—	(251,171)	(16,886)	—	(268,057)
Net fixed assets	—	—	1,572,385	58,616	—	1,631,001
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	28,421	—	269,252	146,700	(154,192)	290,181
Equity investees and other investments	—	—	628,780	—	—	628,780
Investments in subsidiaries	1,434,255	—	97,195	—	(1,531,450)	—
Total assets	$2,841,258	$—	$3,234,353	$252,674	$(3,097,911)	$3,230,374
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities	$11,016	$—	$1,761,856	$2,705	$(1,412,432)	$363,145
Senior secured credit facilities	550,400	—	—	—	—	550,400
Senior unsecured notes	1,050,639	—	—	—	—	1,050,639
Deferred tax liabilities	—	—	18,754	—	—	18,754
Other liabilities	—	—	18,233	154,021	(154,021)	18,233
Total liabilities	1,612,055	—	1,798,843	156,726	(1,566,453)	2,001,171
Partners’ capital	1,229,203	—	1,435,510	95,948	(1,531,458)	1,229,203
Total liabilities and partners’ capital	$2,841,258	$—	$3,234,353	$252,674	$(3,097,911)	$3,230,374

Condensed Consolidating Balance Sheet
December 31, 2013

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$20	$—	$8,049	$797	$—	$8,866
Other current assets	1,133,695	—	515,143	37,286	(1,159,767)	526,357
Total current assets	1,133,715	—	523,192	38,083	(1,159,767)	535,223
Fixed Assets, at cost	—	—	1,252,445	75,529	—	1,327,974
Less: Accumulated depreciation	—	—	(184,856)	(14,374)	—	(199,230)
Net fixed assets	—	—	1,067,589	61,155	—	1,128,744
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	21,432	—	238,283	152,412	(159,185)	252,942
Equity investees and other investments	—	—	620,247	—	—	620,247
Investments in subsidiaries	1,236,164	—	89,600	—	(1,325,764)	—
Total assets	$2,391,311	$—	$2,863,957	$251,650	$(2,644,716)	$2,862,202
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities	$10,002	$—	$1,592,376	$3,470	$(1,159,295)	$446,553
Senior secured credit facilities	582,800	—	—	—	—	582,800
Senior unsecured notes	700,772	—	—	—	—	700,772
Deferred tax liabilities	—	—	15,944	—	—	15,944
Other liabilities	—	—	18,396	159,007	(159,007)	18,396
Total liabilities	1,293,574	—	1,626,716	162,477	(1,318,302)	1,764,465
Partners' capital	1,097,737	—	1,237,241	89,173	(1,326,414)	1,097,737
Total liabilities and partners’ capital	$2,391,311	$—	$2,863,957	$251,650	$(2,644,716)	$2,862,202

Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations
Year Ended December 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$61,686	$24,767	$—	$86,453
Refinery services	—	—	202,250	18,289	(13,138)	207,401
Marine transportation	—	—	229,282	—	—	229,282
Supply and logistics	—	—	3,323,028	—	—	3,323,028
Total revenues	—	—	3,816,246	43,056	(13,138)	3,846,164
COSTS AND EXPENSES:
Supply and logistics costs	—	—	3,277,052	—	—	3,277,052
Marine transportation costs	—	—	142,793	—	—	142,793
Refinery services operating costs	—	—	117,788	17,393	(13,780)	121,401
Pipeline transportation operating costs	—	—	29,910	857	—	30,767
General and administrative	—	—	50,692	—	—	50,692
Depreciation and amortization	—	—	88,368	2,540	—	90,908
Total costs and expenses	—	—	3,706,603	20,790	(13,780)	3,713,613
OPERATING INCOME	—	—	109,643	22,266	642	132,551
Equity in earnings of equity investees	—	—	43,135	—	—	43,135
Equity in earnings of subsidiaries	172,828	—	6,952	—	(179,780)	—
Interest (expense) income, net	(66,626)	—	15,662	(15,675)	—	(66,639)
Income before income taxes	106,202	—	175,392	6,591	(179,138)	109,047
Income tax benefit (expense)	—	—	(3,030)	185	—	(2,845)
Income from continuing operations	106,202	—	172,362	6,776	(179,138)	106,202
NET INCOME	$106,202	$—	$172,362	$6,776	$(179,138)	$106,202

Condensed Consolidating Statement of Operations
Year Ended December 31, 2013

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$60,707	$25,801	$—	$86,508
Refinery services	—	—	203,021	17,835	(14,871)	205,985
Marine transportation	—	—	152,542	—	—	152,542
Supply and logistics	—	—	3,689,795	—	—	3,689,795
Total revenues	—	—	4,106,065	43,636	(14,871)	4,134,830
COSTS AND EXPENSES:
Supply and logistics costs	—	—	3,649,328	—	—	3,649,328
Marine transportation costs	—	—	104,676	—	—	104,676
Refinery services operating costs	—	—	128,814	16,873	(14,398)	131,289
Pipeline transportation operating costs	—	—	26,087	1,119	—	27,206
General and administrative	—	—	46,790	—	—	46,790
Depreciation and amortization	—	—	62,194	2,590	—	64,784
Total costs and expenses	—	—	4,017,889	20,582	(14,398)	4,024,073
OPERATING INCOME	—	—	88,176	23,054	(473)	110,757
Equity in earnings of equity investees	—	—	22,675	—	—	22,675
Equity in earnings of subsidiaries	134,616	—	6,913	—	(141,529)	—
Interest (expense) income, net	(48,507)	—	16,080	(16,156)	—	(48,583)
Income before income taxes	86,109	—	133,844	6,898	(142,002)	84,849
Income tax benefit (expense)	—	—	(676)	(169)	—	(845)
Income from continuing operations	86,109	—	133,168	6,729	(142,002)	84,004
Income from discontinued operations	—	—	2,105	—	—	2,105
NET INCOME	$86,109	$—	$135,273	$6,729	$(142,002)	$86,109

Condensed Consolidating Statement of Operations
Year Ended December 31, 2012

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$50,106	$26,184	$—	$76,290
Refinery services	—	—	192,083	19,999	(16,065)	196,017
Marine transportation	—	—	118,204	—	—	118,204
Supply and logistics	—	—	2,976,850	—	—	2,976,850
Total revenues	—	—	3,337,243	46,183	(16,065)	3,367,361
COSTS AND EXPENSES:
Supply and logistics costs	—	—	2,923,746	—	—	2,923,746
Marine transportation costs	—	—	80,547	—	—	80,547
Refinery services operating costs	—	—	120,095	19,489	(16,107)	123,477
Pipeline transportation operating costs	—	—	21,081	813	—	21,894
General and administrative	—	—	41,837	—	—	41,837
Depreciation and amortization	—	—	58,554	2,596	—	61,150
Total costs and expenses	—	—	3,245,860	22,898	(16,107)	3,252,651
OPERATING INCOME	—	—	91,383	23,285	42	114,710
Equity in earnings of equity investees	—	—	14,345	—	—	14,345
Equity in earnings of subsidiaries	137,151	—	7,184	—	(144,335)	—
Interest (expense) income, net	(40,832)	—	16,500	(16,591)	—	(40,923)
Income before income taxes	96,319	—	129,412	6,694	(144,293)	88,132
Income tax benefit	—	—	8,903	302	—	9,205
Income from continuing operations	96,319	—	138,315	6,996	(144,293)	97,337
Loss from discontinued operations	—	—	(1,018)	—	—	(1,018)
NET INCOME	96,319	—	137,297	6,996	(144,293)	96,319

Schedule of Condensed Consolidating Statements of Cash Flow

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(148,008)	$—	$591,431	$5,296	$(157,665)	$291,054
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(443,482)	—	—	(443,482)
Cash distributions received from equity investees - return of investment	42,755	—	18,363	—	(42,755)	18,363
Investments in equity investees	(225,725)	—	(40,926)	—	225,725	(40,926)
Acquisitions	—	—	(157,000)	—	—	(157,000)
Repayments on loan to non-guarantor subsidiary	—	—	4,993	—	(4,993)	—
Proceeds from asset sales	—	—	272	—	—	272
Other, net	—	—	(1,214)	—	—	(1,214)
Net cash used in investing activities	(182,970)	—	(618,994)	—	177,977	(623,987)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,839,900	—	—	—	—	1,839,900
Repayments on senior secured credit facility	(1,872,300)	—	—	—	—	(1,872,300)
Proceeds from issuance of senior unsecured notes, including premium	350,000	—	—	—	—	350,000
Debt issuance costs	(11,896)	—	—	—	—	(11,896)
Issuance of common units for cash, net	225,725	—	225,725	—	(225,725)	225,725
Distributions to partners/owners	(200,461)	—	(200,462)	—	200,462	(200,461)
Other, net	(1)	—	2,561	(4,950)	4,951	2,561
Net cash provided by financing activities	330,967	—	27,824	(4,950)	(20,312)	333,529
Net increase (decrease) in cash and cash equivalents	(11)	—	261	346	—	596
Cash and cash equivalents at beginning of period	20	—	8,049	797	—	8,866
Cash and cash equivalents at end of period	$9	$—	$8,310	$1,143	$—	$9,462

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(280,155)	$—	$557,879	$5,101	$(144,439)	$138,386
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(343,119)	—	—	(343,119)
Cash distributions received from equity investees - return of investment	23,963	—	12,432	—	(23,963)	12,432
Investments in equity investees	(263,574)	—	(94,551)	—	263,574	(94,551)
Acquisitions	—	—	(230,880)	—	—	(230,880)
Repayments on loan to non-guarantor subsidiary	—	—	4,512	—	(4,512)	—
Proceeds from assets sales	—	—	1,910	—	—	1,910
Other, net	—	—	(1,622)	—	—	(1,622)
Net cash used in investing activities	(239,611)	—	(651,318)	—	235,099	(655,830)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,593,300	—	—	—	—	1,593,300
Repayments on senior secured credit facility	(1,510,500)	—	—	—	—	(1,510,500)
Proceeds from issuance of senior unsecured notes, including premium	350,000	—	—	—	—	350,000
Debt issuance costs	(8,157)	—	—	—	—	(8,157)
Issuance of ownership interests to partners for cash	263,574	—	263,574	—	(263,574)	263,574
Distributions to partners/owners	(168,441)	—	(168,441)	—	168,441	(168,441)
Other, net	—	—	(4,748)	(4,473)	4,473	(4,748)
Net cash provided by (used in) financing activities	519,776	—	90,385	(4,473)	(90,660)	515,028
Net increase (decrease) in cash and cash equivalents	10	—	(3,054)	628	—	(2,416)
Cash and cash equivalents at beginning of period	10	—	11,103	169	—	11,282
Cash and cash equivalents at end of period	$20	$—	$8,049	$797	$—	$8,866

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(70,083)	$—	$371,256	$2,602	$(114,471)	$189,304
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(146,296)	(160)	—	(146,456)
Cash distributions received from equity investees - return of investment	27,878	—	14,909	—	(27,878)	14,909
Investments in equity investees	(169,421)	—	(63,749)	—	169,421	(63,749)
Acquisitions	—	—	(205,576)	—	—	(205,576)
Repayments on loan to non-guarantor subsidiary	—	—	4,078	—	(4,078)	—
Proceeds from asset sales	—	—	773	—	—	773
Other, net	—	—	(1,508)	—	—	(1,508)
Net cash used in investing activities	(141,543)	—	(397,369)	(160)	137,465	(401,607)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,674,400	—	—	—	—	1,674,400
Repayments on senior secured credit facility	(1,583,700)	—	—	—	—	(1,583,700)
Proceeds from issuance of senior unsecured notes	101,000	—	—	—	—	101,000
Debt issuance costs	(7,105)	—	—	—	—	(7,105)
Issuance of ownership interests to partners for cash	169,421	—	169,421	—	(169,421)	169,421
Distributions to partners/owners	(142,383)	—	(142,383)	—	142,383	(142,383)
Other, net	—	—	1,135	(4,044)	4,044	1,135
Net cash provided by financing activities	211,633	—	28,173	(4,044)	(22,994)	212,768
Net increase in cash and cash equivalents	7	—	2,060	(1,602)	—	465
Cash and cash equivalents at beginning of period	3	—	9,043	1,771	—	10,817
Cash and cash equivalents at end of period	$10	$—	$11,103	$169	$—	$11,282